Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” ("CAP") to our named executive officers, as calculated in accordance with SEC disclosure rules:

					Value of Initial Fixed $100 Investment Based on:(3)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Company Total Shareholder Return(4)	Net Loss (thousands)
2023	$2,553,153	$404,580	$1,430,880	$710,034	$11.69	$(40,326)
2022	$1,118,493	$(1,975,346)	$1,053,486	$151,145	$14.81	$(87,966)
2021	$747,504	$(4,786,792)	$2,059,847	$797,373	$28.64	$(34,506)

(1)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the year indicated for Dr. Gros and (ii) the average of the total compensation reported in the Summary Compensation Table for the year indicated for the Company's named executive officers other than Dr. Gros. The Company’s other named executive officers were Dr. Perrin and Mr. Little for 2023 and 2022 and Mr. Little and Mr. Smith for 2021.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. Compensation Actually Paid reflects the Summary Compensation Table Total with certain adjustments as set forth in the table following this footnote.
(3)
Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020.

Year	Summary Compensation Table Total(1)	(Minus) Fair Value of Awards Granted in Fiscal Year(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year(7)	Equals Compensation Actually Paid
David-Alexandre C. Gros
2023	$2,553,153	$(1,686,802)	$1,058,491	$(1,404,443)	$-	$(115,819)	$-	$404,580
2022	$1,118,493	$(310,538)	$146,445	$(2,692,662)	$-	$(237,084)	$-	$(1,975,346)
2021	$747,504	$-	$-	$(3,296,735)	$-	$(2,237,561)	$-	$(4,786,792)
Other Named Executive Officers (Average)
2023	$1,430,880	$(802,784)	$531,952	$(419,673)	$-	$(30,341)	$-	$710,034
2022	$1,053,486	$(445,679)	$210,176	$(533,527)	$-	$(133,311)	$-	$151,145
2021	$2,059,847	$(1,578,400)	$315,926	$-	$-	$-	$-	$797,373

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to other named executive officers, amounts shown represent averages.
(2)
Represents the fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote
(1)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the year indicated for Dr. Gros and (ii) the average of the total compensation reported in the Summary Compensation Table for the year indicated for the Company's named executive officers other than Dr. Gros. The Company’s other named executive officers were Dr. Perrin and Mr. Little for 2023 and 2022 and Mr. Little and Mr. Smith for 2021.

PEO Total Compensation Amount	$ 2,553,153	$ 1,118,493	$ 747,504
PEO Actually Paid Compensation Amount	$ 404,580	(1,975,346)	(4,786,792)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total(1)	(Minus) Fair Value of Awards Granted in Fiscal Year(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year(7)	Equals Compensation Actually Paid
David-Alexandre C. Gros
2023	$2,553,153	$(1,686,802)	$1,058,491	$(1,404,443)	$-	$(115,819)	$-	$404,580
2022	$1,118,493	$(310,538)	$146,445	$(2,692,662)	$-	$(237,084)	$-	$(1,975,346)
2021	$747,504	$-	$-	$(3,296,735)	$-	$(2,237,561)	$-	$(4,786,792)
Other Named Executive Officers (Average)
2023	$1,430,880	$(802,784)	$531,952	$(419,673)	$-	$(30,341)	$-	$710,034
2022	$1,053,486	$(445,679)	$210,176	$(533,527)	$-	$(133,311)	$-	$151,145
2021	$2,059,847	$(1,578,400)	$315,926	$-	$-	$-	$-	$797,373

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to other named executive officers, amounts shown represent averages.
(2)
Represents the fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,430,880	1,053,486	2,059,847
Non-PEO NEO Average Compensation Actually Paid Amount	$ 710,034	151,145	797,373
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total(1)	(Minus) Fair Value of Awards Granted in Fiscal Year(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year(7)	Equals Compensation Actually Paid
David-Alexandre C. Gros
2023	$2,553,153	$(1,686,802)	$1,058,491	$(1,404,443)	$-	$(115,819)	$-	$404,580
2022	$1,118,493	$(310,538)	$146,445	$(2,692,662)	$-	$(237,084)	$-	$(1,975,346)
2021	$747,504	$-	$-	$(3,296,735)	$-	$(2,237,561)	$-	$(4,786,792)
Other Named Executive Officers (Average)
2023	$1,430,880	$(802,784)	$531,952	$(419,673)	$-	$(30,341)	$-	$710,034
2022	$1,053,486	$(445,679)	$210,176	$(533,527)	$-	$(133,311)	$-	$151,145
2021	$2,059,847	$(1,578,400)	$315,926	$-	$-	$-	$-	$797,373

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to other named executive officers, amounts shown represent averages.
(2)
Represents the fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return	The fluctuations in our CAP were driven by the fluctuations in our stock price over the three-year period, particularly in light of the leverage of our executive compensation program towards equity awards. The following graphic illustrates the relationship between the CAP to the PEO and average NEO and the Company’s TSR

Compensation Actually Paid vs. Net Income

We are a clinical stage biotechnology company with no products approved for commercial sale and have not generated any revenue since our inception. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program and we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Vs Peer Group
(3)
Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Total Shareholder Return Amount	$ 11.69	14.81	28.64
Net Income (Loss)	$ (40,326,000)	(87,966,000)	(34,506,000)
PEO Name	Dr. Gros
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. Compensation Actually Paid reflects the Summary Compensation Table Total with certain adjustments as set forth in the table following this footnote.

PEO | (Minus) Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,686,802)	(310,538)
PEO | Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,058,491	146,445
PEO | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,404,443)	(2,692,662)	(3,296,735)
PEO | Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,819)	(237,084)	(2,237,561)
Non-PEO NEO | (Minus) Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(802,784)	(445,679)	(1,578,400)
Non-PEO NEO | Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,952	210,176	$ 315,926
Non-PEO NEO | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,673)	(533,527)
Non-PEO NEO | Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,341)	$ (133,311)